FORM 13F COVER PAGE


Report for Quarter Ended:  March 31, 2005
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee             May 12, 2005
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102    21495  1177820 SH       SOLE                  1177820
Affiliated Managers Grp        COM              008252108    19226   309948 SH       SOLE                   309948
America Service Group          COM              02364L109    18638   842217 SH       SOLE                   842217
Andrew Corp.                   COM              034425108    20041  1711484 SH       SOLE                  1711484
Atlantis Plastics Inc.         COM              049156102    13167   554403 SH       SOLE                   554403
Caraustar Industries Inc.      COM              140909102    17614  1365402 SH       SOLE                  1365402
Cascade Corp.                  COM              147195101    21877   625045 SH       SOLE                   625045
Columbia Sportswear            COM              198516106    17430   327456 SH       SOLE                   327456
Darling Intl Inc.              COM              237266101     6001  1504075 SH       SOLE                  1504075
Flowserve Corp.                COM              34354P105    22761   879834 SH       SOLE                   879834
Gainsco Inc.                   COM              363127101      472   304750 SH       SOLE                   304750
IDEX Corp.                     COM              45167R104     6022   149242 SH       SOLE                   149242
Lubrizol Corp.                 COM              549271104    21366   525743 SH       SOLE                   525743
Newfield Exploration           COM              651290108    23736   319629 SH       SOLE                   319629
Newport Corp.                  COM              651824104    23957  1653345 SH       SOLE                  1653345
OGE Energy Corp.               COM              670837103    18619   690862 SH       SOLE                   690862
Pier 1 Imports Inc.            COM              720279108    17749   973638 SH       SOLE                   973638
Polaris Industries Inc.        COM              731068102    21525   306493 SH       SOLE                   306493
Quanex Corp.                   COM              747620102    23066   432598 SH       SOLE                   432598
Smithfield Foods Inc.          COM              832248108    25634   812480 SH       SOLE                   812480
Sport-Haley Inc.               COM              848925103      919   229218 SH       SOLE                   229218
Tractor Supply Co.             COM              892356106    21710   497369 SH       SOLE                   497369
Trinity Industries Inc.        COM              896522109    23392   830376 SH       SOLE                   830376
URS Corporation                COM              903236107    24912   866491 SH       SOLE                   866491
Washington Federal Inc.        COM              938824109    21254   909966 SH       SOLE                   909966